Cash and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash and restricted cash
	June 30,
	2020	2019

Cash	$8,111,409	$4,005,213
Restricted Cash	1,470,486	2,809,573

Total cash and restricted cash presented in the consolidated statement of cash flows	$9,581,895	$6,814,786